Financial assets and liabilities - Liquidity risk (Details) - Liquidity risk - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 4,557,000	$ 5,157
Future cash flows	4,755,000	5,439
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	3,501,000	3,879
Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	1,254,000	1,240
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows		320
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	3,180,000	3,382
Future cash flows	3,180,000	3,382
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	3,180,000	3,382
Lease Liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,377,000	1,676
Future cash flows	1,575,000	1,958
Lease Liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	321,000	398
Lease Liabilities | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	$ 1,254,000	1,240
Lease Liabilities | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows		320
Other Liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		99
Future cash flows		99
Other Liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows		$ 99